Loans, Impaired Loans, and Allowance for Credit Losses (Details Narrative) - CAD ($)	3 Months Ended
	Jan. 31, 2022	Oct. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Foreclosed assets held for sale	$ 35,000,000	$ 53,000,000
Canada Emergency Business Account Program [member]
Disclosure of detailed information about financial instruments [line items]
Due Date for eligible remaining loan waiver	Dec. 31, 2023
Interest Rate	5.00%
Canada emergency business account loan description	Under the Canada Emergency Business Account (CEBA) Program, with funding provided by Her Majesty in Right of Canada (the “Government of Canada”) and Export Development Canada as the Government of Canada’s agent, the Bank provided eligible business banking customers with an interest-free, partially forgivable loan of up to $60,000. On January 12, 2022, it was announced that the repayment deadline for CEBA loans to qualify for partial loan forgiveness is being extended from December 31, 2022 to December 31, 2023 for all eligible borrowers in good standing. If the loan is not repaid by December 31, 2023, it will be extended for an additional 2-year term bearing an interest rate of 5% per annum.
Canada Emergency Business Account Program [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
CEBA Loan Eligible Amount	$ 60,000